BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule of Bank Borrowings (Details) € in Millions	Dec. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Short-term	$ 7,173,571			$ 3,368,272
Long-term, current portion	28,583,380			41,096,243
Subtotal	35,756,951			44,464,515
Bonds payable	2,503,621	€ 2.2	$ 2,500,000	0
Long-term	3,367,061			41,435,099
Total borrowings from bank and other third parties	$ 41,627,633			$ 85,899,614